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    SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

                           WARBURG PINCUS FOCUS FUND

The following information supersedes certain information in the fund's Prospectuses and Statements of Additional Information.

D. Susan Everly continues to serve as Portfolio Manager of the fund. James A. Abate no longer serves as Co-Portfolio Manager of the fund.

Dated: May 2, 2000                                                       16-0500
                                                                             for
                                                                           WPFOC
                                                                           CSISB